Stockholders' Deficit (Details 2) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Aug. 10, 2015	May 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Membership Units or Shares, Outstanding	2,983,666	2,923,666		1,335,166			1,317,894
Weighted Average Exercise Price, Outstanding		$ 0.37	$ 0.75	$ 0.56	$ 0.01	$ 0.21	$ 0.37